Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Detailed Information about Assets and Liabilities Held for Sale

Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2018	2017
Assets held for sale
Working capital	$—	$1
Property, plant and equipment	—	34

	$—	$35

Liabilities related to assets held for sale
Working capital	$—	$1
Decommissioning liability	—	23

	$—	$24